Janus Henderson Short Duration Flexible Bond Fund Expense Example - Class A C S I N T Shares [Member] - Janus Henderson Short Duration Flexible Bond Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 310
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	581
Expense Example, with Redemption, 10 Years	992
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	240
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	786
Expense Example, with Redemption, 10 Years	1,500
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	820
Expense Example, with Redemption, 10 Years	1,886
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	259
Expense Example, with Redemption, 10 Years	594
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	203
Expense Example, with Redemption, 10 Years	463
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	327
Expense Example, with Redemption, 10 Years	$ 736